Related party disclosures	6 Months Ended
Jun. 30, 2025
Related party disclosures [Abstract]
Related party disclosures
14.	Related party disclosures

Other than share options granted to key management of 480,000 in the three months ended June 30, 2025, there have been no transactions in the three or six months ended June 30, 2025 (three or six months ended June 30, 2024: nil) with related parties that had a material effect on the financial position or performance of the Group.